Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	R$ 4,161,939	R$ 5,634,623
Cash And Bank Accounts [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	174,798	223,298
Financial Investments With Immediate Liquidity [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	R$ 3,987,141	R$ 5,411,325